Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth the Plan’s assets and liabilities at fair value as of December 31, 2025, by level, within the fair value hierarchy.

	As of December 31, 2025
	(In thousands)
	Total	Level 1
Investments, at fair value:
Common collective trusts at NAV	$3,987,846
Collective investment trusts at NAV	4,168,229
Self-directed brokerage accounts	751,330	$751,330
Short-term investments	9,998	9,998
HPE common stock fund	84,624	84,624
Common stocks	31,647	31,647
Total investments, at fair value	$9,033,674	$877,599

The following table sets forth the Plan’s assets and liabilities at fair value as of December 31, 2024, by level, within the fair value hierarchy.

	As of December 31, 2024
	(In thousands)
	Total	Level 1
Investments, at fair value:
Common collective trusts at NAV	$3,850,747
Collective investment trusts at NAV	3,745,646
Self-directed brokerage accounts	636,909	$636,909
Short-term investments	11,036	11,036
HPE common stock fund	78,395	78,395
Common stocks	32,463	32,463
Total investments, at fair value	$8,355,196	$758,803